Document and Entity Information	Jul. 25, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001868640
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	VAHANNA TECH EDGE ACQUISITION I CORP.
Entity Incorporation State Country Code	D8
Entity File Number	001-41094
Entity Tax Identification Number	98-1600102
Entity Address, Address Line One	1230 Avenue of the Americas
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(347)
Local Phone Number	745-6448
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	VHNAU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VHNA
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	VHNAW
Security Exchange Name	NASDAQ